SEGMENT INFORMATION - Contributions by Reportable Segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	£ 13,550	£ 14,741	£ 14,845
Headline operating profit	1,321	1,707	1,750
Adjusting items within IFRS operating profit	(939)	(382)	(1,219)
Financing items	(290)	(330)	(255)
Earnings from associates	39	36	70
Profit before taxation	131	1,031	346
Reportable Segments | Global Integrated Agencies | Increase (decrease) due to changes In reportable segments
Disclosure of operating segments [line items]
Revenue	108	99
Revenue less pass-through costs	80	68
Headline operating profit	6	9
Reportable Segments | Operating Segments | Global Integrated Agencies
Disclosure of operating segments [line items]
Revenue	11,956	12,661	12,532
Revenue less pass-through costs	8,740	9,452	9,751
Headline operating profit	1,165	1,491	1,480
Reportable Segments | Operating Segments | Public Relations
Disclosure of operating segments [line items]
Revenue	705	1,156	1,262
Revenue less pass-through costs	667	1,089	1,180
Headline operating profit	102	166	191
Reportable Segments | Operating Segments | Specialist Agencies
Disclosure of operating segments [line items]
Revenue	889	924	1,051
Revenue less pass-through costs	769	818	929
Headline operating profit	£ 54	£ 50	£ 79